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                                                     hours per response.... 19.4
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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-9078
                                   --------

                           The Penn Street Fund, Inc.
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                       83 General Warren Blvd., Suite 200,
                                Malvern, PA 19355
--------------------------------------------------------------------------------
              (Address of principal executive offices) (Zip code)

                           The Penn Street Fund, Inc.
                       83 General Warren Blvd., Suite 200
                                Malvern, PA 19355
--------------------------------------------------------------------------------
                    (Name and address of agent for service)

Registrant's telephone number, including area code: 1-866-207-5175
                                                    --------------

Date of fiscal year end: 10/31/06
                         --------

Date of reporting period: 10/31/06
                          --------

      Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

      A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

Item 1. Insert Reports to Stockholders.

                         [LOGO] THE
                                PENN STREET
                                      FUNDS

                                 ANNUAL REPORT

                             Dated October 31, 2006

                   o Penn Street Sector Rotational Portfolio

                  o Berkshire Advisors Select Equity Portfolio

The Penn Street Fund, Inc.
83 General Warren Boulevard
Suite 200
Malvern, Pennsylvania 19355
toll free: 866-207-5175

Dear Fellow Shareholder,

      I am pleased to report that our managers again provided a year of positive performance for the fiscal year ending October 31, 2006. During our fiscal year, the US equity markets had a strong first six months followed by a swift 8% correction in the middle of the year as inflation concerns from the Fed appeared to directly affect the equity markets. The market regained its footing in the fourth quarter as consumer demand proved strong, despite a dismal housing outlook, and finished the year higher.

      Our managers have always invested with a long term view and have remained true to their investment philosophies throughout the various market cycles. The long term returns recognized by our shareholders in both Funds have been strong and we are proud to be able to report this to you.

      We are cognizant that you have entrusted us with your investment. Please be assured that we take that trust very seriously.

      Thank you for your investment in Penn Street Funds.

                                                     Sincerely,


                                                     John A. Lukan, CFA
                                                     Chairman

PENN STREET SECTOR ROTATIONAL PORTFOLIO
CUMULATIVE PERFORMANCE
For the Period from August 30, 2000 to October 31, 2006
--------------------------------------------------------------------------------

Dear Shareholder,

      When we originally designed our disciplined process for managing the assets of the Penn Street Fund's PSA Sector Rotational Portfolio we kept in mind that, historically, although U.S. Domestic Equities tend to go up over the long run, the various investment styles do not move in tandem. We determined that one of the most efficient ways to manage money was to incorporate a model which took into consideration growth, value and momentum factors. This approach would ensure that we would not be singular in our participation in the directional movements of the markets. For the most part, this process has served us well. We continue to hold to the conviction that our investment process is robust and that our model will adjust overtime to continually design a portfolio of stocks which will compete favorably with the passive equity market indexes. Furthermore, we firmly believe that chasing returns by moving from one hot style to the other is not an effective way in which to optimize portfolio performance.

      Since inception in August of 2000 we have been able to achieve above average returns relative to our peer group and the Russell 1000 Index due to a number of factors. We have built our quantitative model to indicate to us which sectors to overweight and which to underweight relative to the Russell 1000 Index. We have also designed a process which directs us what stocks to buy and, more importantly, when to sell a stock that we currently own. We are able to move quickly and without emotion when it is time to sell a current holding. We consistently challenge and evaluate our process, but have not entered into a practice by which we would change it discriminately. Understanding that there will be times in which our investment methodology does not always produce the desired results, our model - our approach remains resilient and adaptive. We are confident that our method of creating an investment portfolio for our shareholders will continue to demonstrate both absolute and relative value for the long-term investor.

      During the past 12 months we have seen positive returns generated in the Russell 1000 and the S&P 500 Indexes. The returns in our PSA Sector Rotational Portfolio were positive on an absolute basis, but we underperformed on a relative basis. This underperformance was due to a significant dislocation in the risk return paradigm over the summer months of 2006. Many of the stocks we own, which produced positive earnings, did not receive normalized price movement to reward for those earnings. This hurt the performance of the portfolio. Our process allows for the self adjustment of the portfolio thru a bottom-up process. Stocks that score poorly have been eliminated and replaced with ones which have strong quantitative rankings.

      We would like to thank all investors who have afforded us the confidence and the opportunity to be good stewards of their hard earned assets. We will continue to work diligently on your behalf and be ever vigilant in our analysis of the investment markets in order to create the optimal core portfolio.

                                                     Michael Mara
                                                     Portfolio Manager

PENN STREET SECTOR ROTATIONAL PORTFOLIO
CUMULATIVE PERFORMANCE
For the Period from August 30, 2000 to October 31, 2006 (unaudited)
--------------------------------------------------------------------------------

 [The following table was represented as a line chart in the printed material.]

  Date        Class A        Russell 1000 Index
----------------------------------------------------
08/30/00        9,449                    10,000
----------------------------------------------------
10/31/00        9,646                     9,521
----------------------------------------------------
01/31/01        9,591                     9,043
----------------------------------------------------
04/30/01        9,654                     8,270
----------------------------------------------------
07/31/01        9,472                     8,027
----------------------------------------------------
10/31/01        8,402                     7,042
----------------------------------------------------
01/31/02        8,921                     7,568
----------------------------------------------------
04/30/02        9,591                     7,279
----------------------------------------------------
07/31/02        8,575                     6,188
----------------------------------------------------
10/31/02        8,181                     6,014
----------------------------------------------------
01/31/03        7,811                     5,860
----------------------------------------------------
04/30/03        8,543                     6,299
----------------------------------------------------
07/31/03        9,441                     6,880
----------------------------------------------------
10/31/03       10,323                     7,356
----------------------------------------------------
01/31/04       11,047                     7,949
----------------------------------------------------
04/30/04       11,055                     7,805
----------------------------------------------------
07/31/04       11,228                     7,777
----------------------------------------------------
10/31/04       11,890                     8,042
----------------------------------------------------
01/31/05       13,017                     8,471
----------------------------------------------------
04/30/05       12,657                     8,367
----------------------------------------------------
07/31/05       14,006                     9,037
----------------------------------------------------
10/31/05       13,712                     8,884
----------------------------------------------------
01/31/06       15,268                     9,493
----------------------------------------------------
04/30/06       15,381                     9,765
----------------------------------------------------
07/31/06       14,623                     9,510
----------------------------------------------------
10/31/06      $15,250                   $10,307
----------------------------------------------------

                                                                   Average Annualized Total Return
                                      ----------------------------------------------------------------------------------------
                                                                                                    Commencement of Operations
                                                 1 Year                        5 Year                    through 10/31/06
                                      ---------------------------   ----------------------------   ---------------------------
                                              with        without            with        without           with        without
                                      sales charge   sales charge    sales charge   sales charge   sales charge   sales charge
Class A (inception date 08/30/2000)           5.08%         11.22%          11.40%         12.66%          7.08%          8.07%
Class C (inception date 03/01/2004)           9.40%         10.40%            n/a            n/a          10.77%         10.77%
Russell 1000 Index*                            n/a          16.02%            n/a           7.92%           n/a           0.49%

----------
(a) The performance data noted represents past performance. Past performance does not guarantee future re sults. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their orginal cost. Current performance may be lower or higher than the performance data quoted. To obtain the most recent month-end standardized performance, please call toll-free (866) 207-5175.

(b) Effective February 27, 2004, the Class A shares began charging a front-end sales charge of 5.50%.

(c) The returns shown do not reflect the deduction of taxes a shareholder would pay on the redemption of Fund shares or Fund distributions.

(d) Class C shares are subject to a contingent deferred sales charge of 1.00% if redeemed within 13 months after purchase.

(e) The benchmark since inception return is calculated since commencement of August 30, 2000 through October 31, 2006.

* The Russell 1000 Index is a widely recognized, unmanaged index of the 1,000 largest companies in the United States.

BERKSHIRE ADVISORS SELECT EQUITY PORTFOLIO
CUMULATIVE PERFORMANCE
For the Period from November 1, 2005 to October 31, 2006
--------------------------------------------------------------------------------

      The Penn Street, Berkshire Select Equity Portfolio seeks a total return strategy by investing predominately in largely capitalized companies with attractive valuation, consistent earnings and or dividend histories.

      During your Fund's 2006 fiscal year ending October 31, 2006 the US markets performed well despite concerns over rising energy prices and rising interest rates in the first three quarters. The last quarter of the fiscal year saw energy prices decline modestly along with a temporary pause in interest rate increases by the Federal Reserve. While there is still much debate over an economic soft landing, interest rates and inflation, US stocks with solid earnings helped raise the equity markets.

      The Fund posted a total return of 20.70% during the 12 months ending Oct. 31, 2006, compared with a 16.34 total return for the standard and Poor's 500 Index.

      A few of the sectors which helped the Fund's performance were energy, basic materials, industrials, transports and the financials. Several individual companies which contributed to the portfolios performance were Phelps Dodge, Marathon Oil, Caterpillar, Bear Stearns Co., Lehman Brothers and CSX.

      Berkshire Advisors continues to deploy its proprietary quantitative investment analysis along with a technical and fundamental secondary overview in search of blue chip companies providing the best total return opportunity for the portfolio. We believe that our focused strategy to own no more than 60 companies supports our discipline to add only those companies that meet our strict investment screening process.

      This disciplined approach has served the fund well since its deployment and we believe it will continue to do so in the years ahead.

      We would like to thank all of the shareholders for their continued support and confidence. Berkshire Advisors will continue to provide investment management to the Select Equity Portfolio and looks forward to continuing to earn your trust.


                                                     Jay R. Kemmerer
                                                     Portfolio Manager

BERKSHIRE ADVISORS SELECT EQUITY PORTFOLIO
CUMULATIVE PERFORMANCE
For the Period from April 2, 2003 to October 31, 2006 (unaudited)
--------------------------------------------------------------------------------

 [The following table was represented as a line chart in the printed material.]

  Date        Class A        S&P 500 Index
----------------------------------------------
04/30/03        9,527               10,694
----------------------------------------------
07/31/03        9,660               11,602
----------------------------------------------
10/31/03        9,953               12,364
----------------------------------------------
01/31/04       10,680               13,368
----------------------------------------------
04/30/04       10,519               13,140
----------------------------------------------
07/31/04       10,405               13,130
----------------------------------------------
10/31/04       10,500              13,529
----------------------------------------------
01/31/05       11,112              14,201
----------------------------------------------
04/30/05       10,881              13,973
----------------------------------------------
07/31/05       12,211              14,975
----------------------------------------------
10/31/05       11,908              14,709
----------------------------------------------
01/31/06       13,648              15,675
----------------------------------------------
04/30/06       14,153              16,127
----------------------------------------------
07/31/06       13,703              15,781
----------------------------------------------
10/31/06      $14,373             $17,113
----------------------------------------------

                                                   Average Annualized Total Return
                                      ---------------------------------------------------------
                                                                     Commencement of Operations
                                                 1 Year                   through 10/31/06
                                      ---------------------------   ---------------------------
                                              with        without           with        without
                                      sales charge   sales charge   sales charge   sales charge
Class A (inception date 04/02/2003)          14.08%         20.70%         10.66%         12.42%
Class C (inception date 03/01/2004)          18.83%         19.83%         10.15%         10.15%
S&P 500*                                       n/a          16.34%           n/a          16.16%


----------
(a) The performance data noted represents past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their orginal cost. Current performance may be lower or higher than the performance data quoted. To obtain the most recent month-end standardized performance, please call toll-free (866) 207-5175.

(b) Effective February 27, 2004, the Class A shares began charging a front-end sales charge of 5.50%.

(c) The returns shown do not reflect the deduction of taxes a shareholder would pay on the redemption of Fund shares or Fund distributions.

(d) Class C shares are subject to a contingent deferred sales charge of 1.00% if redeemed within 13 months after purchase.

(e) The benchmark since inception return is calculated since commencement of April 2, 2003 through October 31, 2006.

* The S&P 500 Index is a widely recognized, unmanaged index of the 500 largest capitalization companies in the United States.

PORTFOLIO HOLDINGS (unaudited)

The SEC adopted a requirement that all Funds present their categories of portfolio holdings in a table, chart or graph format in their annual and semi-annual shareholder reports, whether or not a schedule of investments is utilized. The following tables, which present portfolio holdings as a percentage of net assets, are provided in compliance with such requirement.

PENN STREET SECTOR ROTATIONAL PORTFOLIO                                        October 31, 2006
-----------------------------------------------------------------------------------------------
              Ten Holdings                                       Asset Allocation
           (% of Net Assets)                                     (% of Net Assets)

AT&T, Inc.                                 2.60%   Financial                             20.06%
Phelps Dodge Corp.                         2.39%   Consumer, Cyclical                    17.72%
Cognizant Technology Solutions Corp.       2.35%   Industrial                            12.03%
J.C. Penney Co., Inc.                      2.32%   Energy                                10.63%
Bear Stearns Cos., Inc.                    2.28%   Basic Materials                        9.56%
Harley Davidson, Inc.                      2.26%   Communications                         8.64%
American Eagle Outfitters, Inc.            2.22%   Technology                             7.41%
Praxair, Inc.                              2.21%   Consumer, Non-Cyclical                 4.92%
Hewlett-Packard Co.                        2.19%   Healthcare                             3.47%
US Bancorp                                 2.18%   Utilities                              2.79%
                                                   Short-Term Investments                 2.52%
                                                   Other Assets less Liabilities, Net     0.25%
                                          -----                                         ------
                                          23.00%                                        100.00%
                                          =====                                         ======

BERKSHIRE ADVISORS SELECT EQUITY PORTFOLIO                                       October 31, 2006
-------------------------------------------------------------------------------------------------
                Ten Holdings                                        Asset Allocation
             (% of Net Assets)                                     (% of Net Assets)

Hewlett-Packard Co.                            3.36%  Financial                             31.92%
PACCAR, Inc.                                   2.82%  Energy                                17.81%
Burlington Northern Santa Fe Corp.             2.57%  Industrial                            13.63%
The Hartford Financial Services Group, Inc.    2.52%  Consumer, Cyclical                    12.68%
Phelps Dodge Corp.                             2.49%  Basic Materials                        9.89%
Goldman Sachs Group, Inc.                      2.36%  Utilities                              3.66%
AT&T, Inc.                                     2.27%  Technology                             3.36%
Lehman Brothers Holdings, Inc.                 2.25%  Short-Term Investments                 2.62%
ConocoPhillips                                 2.24%  Communications                         2.27%
Bear Stearns Cos., Inc.                        2.19%  Consumer, Non-Cyclical                 1.91%
                                                      Other Assets less Liabilities, Net     0.25%
                                              -----                                        ------
                                              25.07%                                       100.00%
                                              =====                                        ======

THE PENN STREET FUNDS, INC.
About Your Portfolio's Expenses (Unaudited)
--------------------------------------------------------------------------------

Expenses

As a shareholder of the Penn Street Fund, you incur two types of costs: direct costs, such as wire fees and low balance fees; and indirect costs, including management fees, and other Fund operating expenses. This example is intended to help you understand your indirect costs, also referred to as "ongoing costs," (in dollars) of investing in the Fund, and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period of May 1, 2006, through October 31, 2006.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested at the beginning of the period, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading "Expenses Paid During the Period" to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The second line of the table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any direct costs, such as wire fees or low balance fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these direct costs were included, your costs would be higher.

THE PENN STREET FUNDS, INC.
About Your Portfolio's Expenses (Unaudited)
--------------------------------------------------------------------------------

                                             Beginning Account    Annualized Expense    Ending Account      Expenses Paid
                                              Value 5/01/2006    Ratio For the Period   Value 10/31/06   During the Period*
                                             -----------------   --------------------   --------------   ------------------
Penn Street Sector Rotational Portfolio
  Actual expenses based on
    actual return of:
    Class A   (0.85)%                            $1,000.00               1.75%             $  991.50           $ 8.78
    Class C   (1.25)%                             1,000.00               2.50%                987.50            12.52
  Hypothetical expenses based on
    assumed 5% return
    Class A                                       1,000.00               1.75%              1,016.38             8.89
    Class C                                       1,000.00               2.50%              1,012.60            12.68
Berkshire Advisers Select Equity Portfolio
  Actual expenses based on
    actual return of:
    Class A   1.55%                               1,000.00               2.00%              1,015.50            10.16
    Class C   1.18%                               1,000.00               2.75%              1,011.80            13.94
  Hypothetical expenses based on
    assumed 5% return
    Class A                                       1,000.00               2.00%              1,015.12            10.16
    Class C                                       1,000.00               2.75%              1,011.34            13.94

----------
* Expenses are equal to the Fund's annualized six-month expense ratios (including reimbursements) multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half year (184) divided by 365 to reflect the one-half year period.

PENN STREET SECTOR ROTATIONAL PORTFOLIO
SCHEDULE OF INVESTMENTS
October 31, 2006                                      The Penn Street Fund, Inc.
--------------------------------------------------------------------------------

                                                 Number of     Market
                                                  Shares       Value
                                                ----------   ---------
COMMON STOCKS--97.23%
   Aerospace & Defense--3.00%
      General Dynamics Corp.                       4,582     $325,780
      Lockheed Martin Corp.                        1,620      140,827
                                                             --------
                                                              466,607
                                                             --------
   Apparel--1.80%
      Coach, Inc. (a)                              7,060      279,858
                                                             --------
   Auto Manufacturers--4.09%
      General Motors Corp.                         9,010      314,629
      PACCAR, Inc.                                 5,422      321,037
                                                             --------
                                                              635,666
                                                             --------
   Banks--4.16%
      Bank of America Corp.                        5,713      307,759
      US Bancorp                                   9,991      338,096
                                                             --------
                                                              645,855
                                                             --------
   Biotechnology--1.04%
      Gilead Sciences, Inc. (a)                    2,350      161,915
                                                             --------
   Chemicals--4.25%
      Air Products & Chemicals, Inc.               2,230      155,364
      H.B. Fuller Co.                              6,480      160,639
      Praxair, Inc.                                5,711      344,088
                                                             --------
                                                              660,091
                                                             --------
   Commercial Services--1.96%
      Manpower, Inc.                               4,500      304,965
                                                             --------
   Computer Software & Services--1.87%
      Oracle Corp. (a)                            15,750      290,902
                                                             --------
   Computers--4.55%
      Cognizant Technology Solutions Corp. (a)     4,856      365,560
      Hewlett-Packard Co.                          8,806      341,144
                                                             --------
                                                              706,704
                                                             --------

    The accompanying notes are an integral part of the financial statements.

PENN STREET SECTOR ROTATIONAL PORTFOLIO
SCHEDULE OF INVESTMENTS (Continued)
October 31, 2006                                      The Penn Street Fund, Inc.
--------------------------------------------------------------------------------

                                           Number of     Market
                                             Shares       Value
                                           ---------   ----------
Electric--2.79%
   FirstEnergy Corp.                         2,646     $  155,717
   FPL Group, Inc.                           5,440        277,440
                                                       ----------
                                                          433,157
                                                       ----------
Electrical Components & Equipment--2.00%
   Emerson Electric Co.                      3,690        311,436
                                                       ----------
Entertainment & Leisure--2.26%
   Harley Davidson, Inc.                     5,125        351,729
                                                       ----------
Financial Services--10.33%
   Bear Stearns Cos., Inc.                   2,346        355,067
   CIT Group, Inc.                           5,565        289,658
   Goldman Sachs Group, Inc.                 1,660        315,052
   Lehman Brothers Holdings, Inc.            4,170        324,593
   Northern Trust Corp.                      5,468        321,081
                                                       ----------
                                                        1,605,451
                                                       ----------
Food & Beverages--1.88%
   PepsiCo, Inc.                             4,618        292,966
                                                       ----------
Healthcare--Products--1.08%
   Baxter International, Inc.                3,638        167,239
                                                       ----------
Healthcare--Services--2.43%
   Covance, Inc. (a)                         2,100        122,850
   WellPoint, Inc. (a)                       3,343        255,138
                                                       ----------
                                                           377,98
                                                       ----------
Insurance--5.57%
   Allstate Corp.                            4,300        263,848
   American Financial Group, Inc.            6,160        294,818
   MetLife, Inc.                             5,380        307,359
                                                       ----------
                                                          866,025
                                                       ----------
Iron & Steel Production--2.92%
   Nucor Corp.                               3,400        198,594
   Reliance Steel and Aluminum Co.           7,440        255,564
                                                       ----------
                                                          454,158
                                                       ----------

    The accompanying notes are an integral part of the financial statements.

PENN STREET SECTOR ROTATIONAL PORTFOLIO
SCHEDULE OF INVESTMENTS (Continued)
October 31, 2006                                      The Penn Street Fund, Inc.
--------------------------------------------------------------------------------

                                       Number of      Market
                                         Shares       Value
                                       ---------   ----------
Machinery--Diversified--1.06%
   Cummins, Inc.                          1,300    $  165,074
                                                   ----------
Mining--2.39%
   Phelps Dodge Corp.                     3,696       371,004
                                                   ----------
Miscellaneous Manufacturing--1.02%
   Parker-Hannifin Corp.                  1,890       158,061
                                                   ----------
MultiMedia--2.08%
   News Corp.                            15,500       323,175
                                                   ----------
Oil & Gas--10.63%
   Chevron Corp.                          4,687       314,966
   Exxon Mobil Corp.                      4,423       315,891
   FMC Technologies, Inc. (a)             4,484       271,058
   Hess Corp.                             6,517       276,321
   Marathon Oil Corp.                     3,663       316,483
   Schlumberger Ltd.                      2,510       158,331
                                                   ----------
                                                    1,653,050
                                                   ----------
Retail--9.56%
   American Eagle Outfitters, Inc.        7,551       345,836
   Darden Restaurants, Inc.               6,910       289,529
   J.C. Penney Co., Inc.                  4,798       360,953
   Kohl's Corp. (a)                       4,170       294,402
   Nordstrom, Inc.                        4,137       195,887
                                                   ----------
                                                    1,486,607
                                                   ----------
Semiconductors--1.00%
   Lam Research Corp. (a)                 3,130       154,778
                                                   ----------
Telecommunications--6.56%
   AT&T, Inc.                            11,782       403,534
   Cisco Systems, Inc. (a)               13,571       327,468
   Harris Corp.                           6,792       289,339
                                                   ----------
                                                    1,020,341
                                                   ----------

    The accompanying notes are an integral part of the financial statements.

PENN STREET SECTOR ROTATIONAL PORTFOLIO
SCHEDULE OF INVESTMENTS (Continued)
October 31, 2006                                      The Penn Street Fund, Inc.
--------------------------------------------------------------------------------

                                                Number of      Market
                                                  Shares       Value
                                                ---------   -----------
   Transportation--4.95%
      Burlington Northern Santa Fe Corp.           3,257    $   252,515
      FedEx Corp.                                  2,125        243,398
      Union Pacific Corp.                          3,010        272,796
                                                            -----------
                                                                768,709
                                                            -----------
   TOTAL COMMON STOCKS (Cost $13,257,436)                    15,113,511
                                                            -----------
SHORT TERM INVESTMENTS--2.52%
   Money Market Funds--2.52%
      Harleysville National Bank Money Market    391,314       391,314
                                                            -----------
   TOTAL SHORT TERM INVESTMENTS
      (Cost $391,314)                                           391,314
                                                            -----------
Total Investments (Cost $13,648,750)--99.75%                 15,504,825
Other Assets in Excess of Liabilities,
   Net 0.25%                                                     38,597
                                                            -----------
TOTAL NET ASSETS--100.00%                                   $15,543,422
                                                            ===========

----------
(a)   Non-income producing security

    The accompanying notes are an integral part of the financial statements.

BERKSHIRE ADVISORS SELECT EQUITY PORTFOLIO
SCHEDULE OF INVESTMENTS
October 31, 2006                                      The Penn Street Fund, Inc.
--------------------------------------------------------------------------------

                                             Number of    Market
                                               Shares      Value
                                             ---------   --------
COMMON STOCKS--97.13%
   Agricultural Products--1.91%
      Archer-Daniels Midland Co.               1,200     $ 46,200
                                                         --------
   Apparel--0.94%
      VF Corp.                                   300       22,803
                                                         --------
   Auto Manufacturers--4.26%
      General Motors Corp.                     1,000       34,920
      PACCAR, Inc.                             1,150       68,092
                                                         --------
                                                          103,012
                                                         --------
   Auto Parts & Equipment--1.69%
      Genuine Parts Co.                          900       40,968
                                                         --------
   Banks--2.95%
      Bank of America Corp.                      400       21,548
      Keycorp                                    700       25,998
      US Bancorp                                 700       23,688
                                                         --------
                                                           71,234
                                                         --------
   Computers--3.36%
      Hewlett-Packard Co.                      2,100       81,354
                                                         --------
   Electric--3.66%
      FPL Group, Inc.                          1,000       51,000
      Xcel Energy, Inc.                        1,700       37,519
                                                         --------
                                                           88,519
                                                         --------
   Financial Services--10.87%
      Bear Stearns Cos., Inc.                    350       52,972
      Goldman Sachs Group, Inc.                  300       56,937
      Lehman Brothers Holdings, Inc.             700       54,488
      Merrill Lynch & Co., Inc.                  600       52,452
      Morgan Stanley                             600       45,858
                                                         --------
                                                          262,707
                                                         --------

    The accompanying notes are an integral part of the financial statements.

BERKSHIRE ADVISORS SELECT EQUITY PORTFOLIO
SCHEDULE OF INVESTMENTS (Continued)
October 31, 2006                                      The Penn Street Fund, Inc.
--------------------------------------------------------------------------------

                                                 Number of    Market
                                                   Shares      Value
                                                 ---------   --------
Insurance--18.10%
   Allstate Corp.                                   700      $ 42,952
   Chubb Corp.                                      900        47,835
   The Hartford Financial Services Group, Inc.      700        61,019
   Lincoln National Corp.                           700        44,317
   MBIA, Inc.                                       800        49,616
   MetLife, Inc.                                    700        39,991
   Nationwide Financial Services, Inc.              750        38,190
   Prudential Financial, Inc.                       600        46,158
   Safeco Corp.                                     500        29,095
   St. Paul Travelers Cos., Inc.                    750        38,347
                                                             --------
                                                              437,520
                                                             --------
Iron & Steel Production--3.37%
   Nucor Corp.                                      700        40,887
   United States Steel Corp.                        600        40,560
                                                             --------
                                                               81,447
                                                             --------
Machinery--Construction & Mining--2.01%
   Caterpillar, Inc.                                800        48,568
                                                             --------
Mining--6.52%
   Alcan, Inc.                                      900        42,399
   Barrick Gold Corp.                               800        24,800
   Freeport McMoRan Copper & Gold, Inc.             500        30,240
   Phelps Dodge Corp.                               600        60,228
                                                             --------
                                                              157,667
                                                             --------
Miscellaneous Manufacturing--3.05%
   Ingersoll-Rand Co.                             1,100        40,381
   Parker-Hannifin Corp.                            400        33,452
                                                             --------
                                                               73,833
                                                             --------

    The accompanying notes are an integral part of the financial statements.

BERKSHIRE ADVISORS SELECT EQUITY PORTFOLIO
SCHEDULE OF INVESTMENTS (Continued)
October 31, 2006                                      The Penn Street Fund, Inc.
--------------------------------------------------------------------------------

                                                 Number of     Market
                                                   Shares       Value
                                                 ---------   ----------
   Oil & Gas--17.81%
      Anadarko Petroleum Corp.                     1,100     $   51,062
      Apache Corp.                                   400         26,128
      BJ Services Co.                              1,300         39,208
      Chevron Corp.                                  400         26,880
      ConocoPhillips                                 900         54,216
      Ensco International, Inc.                      700         34,279
      Exxon Mobil Corp.                              500         35,710
      Hess Corp.                                     850         36,040
      Marathon Oil Corp.                             600         51,840
      Occidental Petroleum Corp.                     600         28,164
      Valero Energy Corp.                            900         47,097
                                                             ----------
                                                                430,624
                                                             ----------
   Retail--5.79%
      Home Depot, Inc.                             1,200         44,796
      J.C. Penney Co., Inc.                          700         52,661
      Nordstrom, Inc.                                900         42,615
                                                             ----------
                                                                140,072
                                                             ----------
   Telecommunications--2.27%
      AT&T, Inc.                                   1,600         54,800
                                                             ----------
   Transportation--8.57%
      Burlington Northern Santa Fe Corp.             800         62,024
      CSX Corp.                                    1,200         42,804
      Norfolk Southern Corp.                       1,000         52,570
      Union Pacific Corp.                            550         49,847
                                                             ----------
                                                                207,245
                                                             ----------
TOTAL COMMON STOCKS (Cost $2,028,722)                         2,348,573
                                                             ----------

    The accompanying notes are an integral part of the financial statements.

BERKSHIRE ADVISORS SELECT EQUITY PORTFOLIO
SCHEDULE OF INVESTMENTS (Continued)
October 31, 2006                                      The Penn Street Fund, Inc.
--------------------------------------------------------------------------------

                                                    Number of     Market
                                                      Shares       Value
                                                    ---------   ----------
SHORT TERM INVESTMENTS--2.62%
   Money Market Funds--2.62%
      Harleysville National Bank Money Market        63,200     $   63,200
                                                                ----------
   TOTAL SHORT TERM INVESTMENTS (Cost $63,200)                      63,200
                                                                ----------
Total Investments (Cost $2,091,922)--99.75%                      2,411,773
Other Assets in Excess of Liabilities, Net 0.25%                     6,133
                                                                ----------
TOTAL NET ASSETS--100.00%                                       $2,417,906
                                                                ==========

----------
(a)   Non-income producing security

    The accompanying notes are an integral part of the financial statements.

THE PENN STREET FUND, INC.
STATEMENTS OF ASSETS AND LIABILITIES
October 31, 2006
--------------------------------------------------------------------------------

                                                       Penn Street      Berkshire
                                                          Sector        Advisors
                                                        Rotational    Select Equity
                                                        Portfolio       Portfolio
                                                      -------------   -------------
ASSETS
   Investments in securities, at cost                 $  13,648,750   $   2,091,922
                                                      -------------   -------------
   Investments in securities, at value                   15,504,825       2,411,773
   Cash                                                       4,450          87,857
   Receivables:
      Investment securities sold                          1,215,885              --
      Capital shares sold                                    30,000              --
      Interest and dividends                                 18,766           2,349
      Due from Advisor                                       13,581           2,562
      Prepaid expenses                                       18,398           1,411
                                                      -------------   -------------
        Total Assets                                     16,805,905       2,505,952
                                                      -------------   -------------

LIABILITIES
   Payables for:
      Investment securities purchased                     1,207,093          77,293
      Administrator fees (Accounting, Distribution,
         Transfer Agent)                                      5,231             780
      Sub-Advisory fees                                       4,904              --
      Distribution fees--Class A                              3,240             488
      Distribution fees--Class C                                117               1
      Accrued Expenses                                       41,898           9,484
                                                      -------------   -------------
        Total Liabilities                                 1,262,483          88,046
                                                      -------------   -------------

NET ASSETS                                            $  15,543,422   $   2,417,906
                                                      =============   =============
   Net assets consist of:
      Common stock, $0.01 par value (1,000,000,000
         shares authorized)                           $       8,885   $       1,849
      Paid-in capital                                    12,837,107       2,024,624
      Accumulated net investment income                          --              72
      Accumulated net realized gain on investments          841,355          71,510
      Net unrealized appreciation on investments          1,856,075         319,851
                                                      -------------   -------------
                                                      $  15,543,422   $   2,417,906
                                                      =============   =============

    The accompanying notes are an integral part of the financial statements.

THE PENN STREET FUND, INC.
STATEMENTS OF ASSETS AND LIABILITIES (Continued)
October 31, 2006
--------------------------------------------------------------------------------

                                                       Penn Street      Berkshire
                                                         Sector         Advisors
                                                       Rotational     Select Equity
                                                        Portfolio       Portfolio
                                                      -------------   -------------
CLASS A SHARES
   Net assets                                         $  15,404,606   $   2,416,612
                                                      -------------   -------------
   Shares of beneficial interest issued and
      outstanding                                           880,497         184,772
                                                      -------------   -------------
   Net asset value and redemption price per share
      ($15,404,606 / 880,497 shares, $2,416,612 /
      184,772 shares, respectively)                   $       17.50   $       13.08
                                                      =============   =============
   Maximum offering price per share(1)
      ($17.50 / 0.945, $13.08 / 0.945, respectively)  $       18.52   $       13.84
                                                      =============   =============
CLASS C SHARES
   Net assets                                         $     138,816   $       1,294
                                                      -------------   -------------
   Shares of beneficial interest issued and
      outstanding                                             7,988             101
                                                      -------------   -------------
   Net asset value, offering and redemption(2)
      price per share(3) ($138,816 / 7,988 shares,
      $1,294 / 101 shares, respectively)              $       17.38   $       12.82
                                                      =============   =============

----------
(1)   Net asset value plus a sales charge of 5.50% of the offering price.

(2) Redemption price per share may be reduced for any applicable contingent deferred sales charge.

(3)   Net asset value calculation based on unrounded net assets and shares.

    The accompanying notes are an integral part of the financial statements.

THE PENN STREET FUND, INC.
STATEMENTS OF OPERATIONS
For the Fiscal Year Ended October 31, 2006
--------------------------------------------------------------------------------

                                                      Penn Street       Berkshire
                                                        Sector          Advisors
                                                      Rotational      Select Equity
                                                       Portfolio        Portfolio
                                                     -------------    -------------
INVESTMENT INCOME
   Interest                                          $      23,396    $       2,516
   Dividends                                               216,248           42,403
                                                     -------------    -------------
      Total Income                                         239,644           44,919
                                                     -------------    -------------
EXPENSES
   Advisory fees                                            38,388           20,459
   Sub-Advisory fees                                       115,165               --
   Administrator fees (Accounting,
      Distribution, Transfer Agent)                         61,421            8,183
   Custody fees                                             14,707            2,972
   Distribution fees--Class A                               38,136            5,111
   Distribution fees--Class C                                1,008               11
   Insurance expenses                                       11,157            1,403
   Miscellaneous expenses                                   42,463            6,660
   Officer expenses                                         10,584            1,417
   Printing expenses                                         8,618            1,039
   Professional fees                                        53,587           10,890
   Trustee fees                                             17,196            2,302
   Registration expenses                                    34,026              378
                                                     -------------    -------------
      Total expenses before waivers and
         reimbursements                                    446,456           60,825
      Less: waivers and reimbursements                    (176,986)         (19,901)
                                                     -------------    -------------
      Total expenses after waivers and
         reimbursements                                    269,470           40,924
                                                     -------------    -------------
Net Investment Income/(Loss)                               (29,826)           3,995
                                                     -------------    -------------
REALIZED AND UNREALIZED GAIN ON INVESTMENTS
   Net realized gain on investments                        844,401           75,653
   Net change in unrealized appreciation
      on investments                                       400,080          274,002
                                                     -------------    -------------
   Net realized and unrealized gain on investments       1,244,481          349,655
                                                     -------------    -------------
NET INCREASE IN NET ASSETS
   RESULTING FROM OPERATIONS                         $   1,214,655    $     353,650
                                                      =============   =============

    The accompanying notes are an integral part of the financial statements.

THE PENN STREET FUND, INC.
STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                          Penn Street Sector Rotational Portfolio
                                                          ----------------------------------------
                                                            For the Fiscal        For the Fiscal
                                                              Year Ended            Year Ended
                                                           October 31, 2006      October 31, 2005
                                                          ------------------    ------------------
INCREASE IN NET ASSETS
Operations
   Net investment loss                                    $          (29,826)   $          (34,410)
   Net realized gain on investments                                  844,401               779,237
   Net increase in unrealized appreciation
      on investments                                                 400,080               417,886
                                                          ------------------    ------------------
      Net increase in net assets
         resulting from operations                                 1,214,655             1,162,713
                                                          ------------------    ------------------
Dividends and distributions to shareholders from
   Net realized capital gain--Class A (Note 6)                      (744,610)             (267,270)
   Net realized capital gain--Class C (Note 6)                        (3,263)                   (4)
                                                          ------------------    ------------------
      Total dividends and distributions to shareholders             (747,873)             (267,274)
                                                          ------------------    ------------------
Capital share transactions
   Increase in net assets derived from capital
      share transactions (Note 8)                                  3,959,879             3,510,540
                                                          ------------------    ------------------
Total increase in net assets                                       4,426,661             4,405,979
                                                          ------------------    ------------------
NET ASSETS
   Beginning of year                                              11,116,761             6,710,782
                                                          ------------------    ------------------
   End of year                                            $       15,543,422    $       11,116,761
                                                          ------------------    ------------------
   Undistributed net investment income                    $               --    $               --
                                                          ==================    ==================

    The accompanying notes are an integral part of the financial statements.

THE PENN STREET FUND, INC.
STATEMENTS OF CHANGES IN NET ASSETS (Continued)
--------------------------------------------------------------------------------

                                                         Berkshire Advisors Select Equity Portfolio
                                                         ------------------------------------------
                                                            For the Fiscal        For the Fiscal
                                                              Year Ended            Year Ended
                                                           October 31, 2006      October 31, 2005
                                                          ------------------    ------------------
INCREASE IN NET ASSETS
Operations
   Net investment income                                  $            3,995    $            4,222
   Net realized gain on investments                                   75,653                71,697
   Net increase in unrealized appreciation
      on investments                                                 274,002                67,403
                                                          ------------------    ------------------
      Net increase in net assets
         resulting from operations                                   353,650               143,322
                                                          ------------------    ------------------
Dividends and distributions to shareholders from
   Net investment income--Class A (Note 6)                            (4,392)               (8,528)
   Net investment income--Class C (Note 6)                                (2)                   (7)
   Net realized capital gain--Class A (Note 6)                       (75,195)              (92,082)
   Net realized capital gain--Class C (Note 6)                           (52)                  (88)
                                                          ------------------    ------------------
      Total dividends and distributions to shareholders              (79,641)             (100,705)
                                                          ------------------    ------------------
Capital share transactions
   Increase in net assets derived from
      capital share transactions (Note 8)                            595,326               505,756
                                                          ------------------    ------------------
Total increase in net assets                                         869,335               548,373
                                                          ------------------    ------------------
NET ASSETS
   Beginning of year                                               1,548,571             1,000,198
                                                          ------------------    ------------------
   End of year                                            $        2,417,906    $        1,548,571
                                                          ==================    ==================
   Undistributed net investment income                    $               72    $              471
                                                          ==================    ==================

    The accompanying notes are an integral part of the financial statements.

THE PENN STREET FUND, INC.
FINANCIAL HIGHLIGHTS
For a share outstanding throughout each year
--------------------------------------------------------------------------------

                                                         Penn Street Sector Rotational Portfolio Class A
                                             ----------------------------------------------------------------------
                                             Year Ended     Year Ended     Year Ended     Year Ended     Year Ended
                                             10/31/2006     10/31/2005     10/31/2004     10/31/2003     10/31/2002
                                             ----------     ----------     ----------     ----------     ----------
Net Asset Value, Beginning of Year           $    16.77     $    15.10     $    13.11     $    10.39     $    10.67
                                             ----------     ----------     ----------     ----------     ----------
Income from investment operations
   Net investment loss                            (0.03)         (0.06)         (0.08)         (0.10)         (0.09)
   Net realized and unrealized gain/(loss)
      on investments                               1.84           2.34           2.07           2.82          (0.19)
                                             ----------     ----------     ----------     ----------     ----------
      Total from investment operations             1.81           2.28           1.99           2.72          (0.28)
                                             ----------     ----------     ----------     ----------     ----------
Less dividends and distributions
   Distributions from net realized
      capital gains                               (1.08)         (0.61)            --             --             --
                                             ----------     ----------     ----------     ----------     ----------
      Total dividends and distributions           (1.08)         (0.61)            --             --             --
                                             ----------     ----------     ----------     ----------     ----------
Net Asset Value, End of Year                 $    17.50     $    16.77     $    15.10     $    13.11     $    10.39
                                             ==========     ==========     ==========     ==========     ==========
TOTAL RETURN                                      11.22%         15.33%         15.18%         26.18%         (2.62)%

RATIOS/SUPPLEMENTAL DATA
   Net assets, end of year
      (in thousands)                         $   15,405     $   11,078     $    6,711     $    4,446     $    3,127
   Ratio of expenses to average net assets
      before reimbursement of
         expenses by advisor                       2.90%          2.82%          2.62%          2.40%          2.23%
      after reimbursement of
         expenses by advisor                       1.75%          1.75%          1.75%          1.75%          1.75%
   Ratio of net investment loss
      to average net assets before
         reimbursement of
         expenses by advisor                      (1.34)%        (1.46)%        (1.42)%        (1.54)%        (1.25)%
      after reimbursement of
         expenses by advisor                      (0.19)%        (0.39)%        (0.55)%        (0.89)%        (0.77)%
Portfolio Turnover Rate                             168%           107%           133%           100%           137%

    The accompanying notes are an integral part of the financial statements.

THE PENN STREET FUND, INC.
FINANCIAL HIGHLIGHTS (Continued)
For a share outstanding throughout each period
--------------------------------------------------------------------------------

                                                        Penn Street Sector Rotational Portfolio Class C
                                                        -------------------------------------------------
                                                         Year Ended        Year Ended       Period Ended*
                                                         10/31/2006        10/31/2005        10/31/2004
                                                        -------------     -------------     -------------
Net Asset Value, Beginning of Year                      $       16.78     $       15.11     $       14.64
                                                        -------------     -------------     -------------
Income from investment operations:
   Net investment loss                                          (0.12)            (0.04)            (0.13)
   Net realized and unrealized gain on investments               1.80              2.32              0.60
                                                        -------------     -------------     -------------
      Total from investment operations                           1.68              2.28              0.47
                                                        -------------     -------------     -------------
Less dividends and distributions
   Distributions from net realized capital gains                (1.08)            (0.61)               --
                                                        -------------     -------------     -------------
      Total distributions and dividends                         (1.08)            (0.61)               --
                                                        -------------     -------------     -------------
Net Asset Value, End of Year                            $       17.38     $       16.78     $       15.11
                                                        =============     =============     =============
TOTAL RETURN                                                    10.40%            15.31%             3.21%(2)

RATIOS/SUPPLEMENTAL DATA
   Net assets, end of year (in thousands)               $         139     $          39     $           0(3)
   Ratio of expenses to average net assets
      before reimbursement of expenses by advisor               (3.65)%           (3.57)%           (3.37)%(1)
      after reimbursement of expenses by advisor                (2.50)%           (2.50)%           (2.50)%(1)
   Ratio of net investment loss to average net assets
      before reimbursement of expenses by advisor               (2.09)%           (2.21)%           (2.17)%(1)
      after reimbursement of expenses by advisor                (0.94)%           (1.14)%           (1.30)%(1)
Portfolio Turnover Rate                                           168%              107%              133%

----------
*    Commenced operations on March 1, (2004)

(1)  Annualized

(2)  Not Annualized

(3)  Net Assets as of October 31, 2004 were $103

    The accompanying notes are an integral part of the financial statements.

THE PENN STREET FUND, INC.
FINANCIAL HIGHLIGHTS (Continued)
For a share outstanding throughout each period
--------------------------------------------------------------------------------

                                                      Berkshire Advisors Select Equity Portfolio Class A
                                             -------------------------------------------------------------------
                                               Year Ended        Year Ended        Year Ended       Period Ended
                                               10/31/2006        10/31/2005        10/31/2004       10/31/2003*
                                             -------------     -------------     -------------     -------------
Net Asset Value, Beginning of Year           $       11.37     $       11.04     $       10.53     $       10.00
                                             -------------     -------------     -------------     -------------
Income from investment operations
   Net investment income (loss)                       0.03              0.04              0.06             (0.01)
   Net realized and unrealized gain
      on investments                                  2.25              1.39              0.52              0.54
                                             -------------     -------------     -------------     -------------
      Total from investment operations                2.28              1.43              0.58              0.53
                                             -------------     -------------     -------------     -------------
Less dividends and distributions
   Dividends from net investment
      income                                         (0.03)            (0.09)            (0.01)               --
   Distributions from net realized
      capital gains                                  (0.54)            (1.01)            (0.06)               --
                                             -------------     -------------     -------------     -------------
      Total distributions and dividends              (0.57)            (1.10)            (0.07)               --
                                             -------------     -------------     -------------     -------------
Net Asset Value, End of Year                 $       13.08     $       11.37     $       11.04     $       10.53
                                             =============     =============     =============     =============
TOTAL RETURN                                         20.70%            13.41%             5.49%             5.30%(2)

RATIOS/SUPPLEMENTAL DATA
   Net assets, end of year
      (in thousands)                         $       2,417     $       1,547     $         999     $         794
   Ratio of expenses to average net assets
      before reimbursement of
         expenses by advisor                          2.97%             3.64%             2.98%             2.72%(1)
      after reimbursement of
         expenses by advisor                          2.00%             2.00%             2.00%             2.00%(1)
   Ratio of net investment income (loss)
      to average net assets before
         reimbursement of
         expenses by advisor                         (0.78)%           (1.28)%           (0.42)%           (0.85)%(1)
      after reimbursement of
         expenses by advisor                          0.19%             0.36%             0.56%            (0.13)%(1)
Portfolio Turnover Rate                                114%              247%              107%               25%

----------
*    Commenced operations on April 2, 2003

(1)  Annualized

(2)  Not Annualized

    The accompanying notes are an integral part of the financial statements.

THE PENN STREET FUND, INC.
FINANCIAL HIGHLIGHTS (Continued)
For a share outstanding throughout each period
--------------------------------------------------------------------------------

                                             Berkshire Advisors Select Equity Portfolio Class C
                                             --------------------------------------------------
                                               Year Ended        Year Ended      Period Ended*
                                               10/31/2006        10/31/2005        10/31/2004
                                             -------------     -------------     -------------
Net Asset Value, Beginning of Year           $       11.22     $       10.97     $       11.49
                                             -------------     -------------     -------------
Income from investment operations
   Net investment loss                               (0.06)            (0.04)            (0.01)
   Net realized and unrealized gain/(loss)
      on investments                                  2.22              1.38             (0.51)
                                             -------------     -------------     -------------
      Total from investment operations                2.16              1.34             (0.52)
                                             -------------     -------------     -------------
Less dividends and distributions
   Dividends from net investment
      income                                         (0.02)            (0.08)               --
   Distributions from net realized
      capital gains                                  (0.54)            (1.01)               --
                                             -------------     -------------     -------------
      Total distributions and dividends              (0.56)            (1.09)               --
                                             -------------     -------------     -------------
Net Asset Value, End of Year                 $       12.82     $       11.22     $       10.97
                                             =============     =============     =============
TOTAL RETURN                                         19.83%            12.54%            (4.53)%(2)

RATIOS/SUPPLEMENTAL DATA
   Net assets, end of year
      (in thousands)                         $           1     $           1     $           1
   Ratio of expenses to average net assets
      before reimbursement of
         expenses by advisor                         (3.72)%           (4.39)%           (3.73)%(1)
      after reimbursement of
         expenses by advisor                         (2.75)%           (2.75)%           (2.75)%(1)
   Ratio of net investment income (loss)
      to average net assets before
         reimbursement of
         expenses by advisor                         (1.53)%           (2.03)%           (1.17)%(1)
      after reimbursement of
         expenses by advisor                         (0.56)%           (0.39)%           (0.19)%(1)
Portfolio Turnover Rate                               (114)%            (247)%            (107)%

----------
*    Commenced operations on March 1, 2004

(1)  Annualized

(2)  Not Annualized

    The accompanying notes are an integral part of the financial statements.

THE PENN STREET FUND, INC.
NOTES TO FINANCIAL STATEMENTS
October 31, 2006
--------------------------------------------------------------------------------

1. ORGANIZATION

The Penn Street Fund, Inc. (the "Fund") was organized as a Maryland corporation on July 6, 1995. The Fund is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company. The Fund currently is authorized to issue one billion (1,000,000,000) shares of common stock, with a par value of $0.01 per share, and may classify multiple series. The Fund currently offers Class A and Class C of two series: the Berkshire Advisors Select Equity Portfolio and the Penn Street Sector Rotational Portfolio (each a "Portfolio" and collectively, the "Portfolios") are covered by this report. Each Class of shares has equal rights as to earning, assets and voting privileges, expect that each Class bears different distributions expenses. Each Class of shares has exclusive voting rights with respect to matters that affect just that Class. Income, expenses (other than expenses attributable to a specific Class) and realized and unrealized gains or losses on investments are allocated to each Class of shares based on relative net assets. The investment objective of each Portfolio is set forth below.

The Penn Street Sector Rotational Portfolio (the "Sector Rotational Portfolio") commenced investment operations on August 30, 2000. The Sector Rotational Portfolio seeks long-term capital appreciation by allocating the portfolio's assets among various market and industry sectors.

The Berkshire Advisors Select Equity Portfolio (the "Select Equity Portfolio") commenced investment operations on April 2, 2003. The Select Equity Portfolio seeks to maximize total investment return by investing in a focused portfolio of predominately large capitalization stocks (greater than $6 billion).

The price of each Portfolio's shares will fluctuate daily and there can be no assurance that the Portfolios will be successful in achieving their stated investment objectives.

2. SIGNIFICANT ACCOUNTING POLICIES AND OTHER INFORMATION

The following is a summary of the significant accounting policies followed by the Portfolios in the preparation of their financial statements. These policies are in accordance with accounting principles generally accepted in the United States of America.

A. SECURITY VALUATION. Each Portfolio's investments in securities are carried at market value. Securities listed on an exchange or quoted on a national market system are valued at 4:00 p.m., New York time, on the day of valuation. Securities included in the NASDAQ National Market System are valued at the NASDAQ official closing price. Other securities traded in the over-the-counter market, and listed securities for which no sale was reported on that date, are valued at the most recent bid price. Securities for which no quotations are readily available or for which the Fund's master investment adviser believes the valuation does not reflect market value are valued at fair value as determined in good faith by the Fund's master investment adviser under the supervision of the Board of Trustees. Short-term investments are valued at amortized cost, which approximates fair market value. The Portfolios may value their held securities by using an independent pricing service.

B. FEDERAL INCOME TAXES. No provision has been made for federal income taxes since it is the policy of each Portfolio to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to make sufficient distributions of taxable income to relieve it from substantially all federal income taxes.

THE PENN STREET FUND, INC.
NOTES TO FINANCIAL STATEMENTS (Continued)
October 31, 2006
--------------------------------------------------------------------------------

C. INVESTMENT TRANSACTIONS. Investment transactions are recorded based on trade date. Realized gains and losses are determined using the specific identification cost method. Interest income is recorded daily on an accrual basis. Discounts and premiums on debt securities, if any, are amortized/accreted to income over their respective lives. Dividend income is recorded on the ex-dividend date, or as soon as information is available to the Fund.

D. DISTRIBUTIONS TO SHAREHOLDERS. Each Portfolio generally declares dividends quarterly, on a date selected by the Fund's Board of Directors. In addition, distributions may be made annually in December out of net realized gains through October 31 of that year. Distributions to shareholders are recorded on the ex-dividend date. Each Portfolio may make a supplemental distribution subsequent to the end of its fiscal year ending October 31.

E. USE OF ESTIMATES. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that may affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

F. INDEMNIFICATIONS. Under the Fund's organizational documents, its officers and Directors are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In the normal course of business, the Fund enters into contracts that contain a variety of representations, which provided general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

3. PURCHASES AND SALES OF INVESTMENTS

The following is a summary of the cost of purchases and proceeds from the sale of securities, other than short-term investments, for the fiscal year ended October 31, 2006:

Portfolios                            Purchases        Sales
----------                           -----------   -----------
Sector Rotational Portfolio          $27,728,617   $24,621,803
Select Equity Portfolio                2,790,566     2,275,293

4. INVESTMENT MANAGEMENT AND ADMINISTRATION AGREEMENTS

A. INVESTMENT ADVISORY AGREEMENT. Penn Street Investment Advisors, Inc. ("PSIA") serves as the Master Investment Advisor to each Portfolio under a "manager of managers" arrangement. The Board of Directors originally approved such arrangement in 2001. Under the current Master Investment Advisory Agreement, PSIA is authorized to engage persons, subject to Board and shareholder approval, to serve the Portfolios as sub-advisers. Valley Forge Capital Advisors, Inc. ("Valley Forge Capital") currently serves as the sub-adviser to the Sector Rotational Portfolio and Berkshire Advisors, Inc. ("Berkshire Advisors") currently serves as the sub-adviser to the Select Equity Portfolio.

Shareholders of the Fund approved the current Master Investment Advisory Agreement between the Fund and PSIA and shareholders of each of the Sector Rotational and Select Equity Portfolios, respectively, approved new Sub-Advisory Agreements at the same time. Shareholder approval of these agreements was requested as a result of a change in control of CITCO Group Limited, the ultimate parent company of Citco-Quaker Holdings, Inc., a controlling interest person of PSIA. Under the federal securities laws this change in control operated to terminate the existing Master Investment Advisory and related Sub-Advisory Agreements. Interim agreements were put in place until the current agreements were approved.

THE PENN STREET FUND, INC.
NOTES TO FINANCIAL STATEMENTS (Continued)
October 31, 2006
--------------------------------------------------------------------------------

Under the Master Investment Advisory Agreement, each Portfolio pays PSIA a fee calculated daily and paid monthly, equal to an annual rate of 0.25% and 1.00% of the average daily net assets of the Sector Rotational Portfolio and the Select Equity Portfolio, respectively. PSIA, through the sub-advisers it retains, provides each Portfolio with a continuous investment program and then selects brokers and dealers to effect security transactions for the Portfolios.

B. SUB-ADVISORY AGREEMENTS. Pursuant to its Sub-Advisory Agreement, Valley Forge Capital has agreed to provide the Sector Rotational Portfolio with day-to-day investment management services, including providing a continuous investment program, a trading department, and the selection of brokers and dealers to effect securities transactions. As compensation for its services, The Fund pays Valley Forge Capital a monthly fee equal to the annual rate of 0.75% of the Sector Rotational Portfolio's average daily net assets.

G. Michael Mara is the founder, President and controlling shareholder of Valley Forge Capital. William R. Henry, CPA, and Dr. Philip P. Ripepi each own 4.9% of Valley Forge Capital. Mssrs. Mara, Henry and Ripepi are the members of RMH, LLC, which is the majority shareholder of PSIA. Accordingly, PSIA is an affiliate of Valley Forge Capital.

Pursuant to its Sub-Advisory Agreement, Berkshire Advisors has agreed to provide the Select Equity Portfolio with day-to-day investment management services, including providing a continuous investment program, a trading department, and the selection of brokers and dealers to effect securities transactions. As compensation for its services, PSIA pays Berkshire Advisors a monthly fee equal to the annual rate of 0.75% of the Select Equity Portfolio's average daily net assets. This fee is paid by PSIA from the fees it receives as Master Investment Advisor and not by the Select Equity Portfolio.

C. EXPENSE LIMITATION AGREEMENTS. PSIA, each sub-advisor and other service providers to the Portfolios have voluntarily agreed to waive fees and/or reimburse expenses (excluding interest, taxes, brokerage and extraordinary expenses) in order to attempt to maintain a net total annual operating expense ratio of 1.75% of Class A shares and 2.50% of Class C shares of the Sector Rotational Portfolio and 2.00% of Class A shares and 2.75% of Class C shares of the Select Equity Portfolio. Accordingly, for the fiscal year ended October 31, 2006, PSIA waived fees and/or reimbursed expenses of $176,986 and $19,901 for the Sector Rotational Portfolio and the Select Equity Portfolio, respectively. These voluntary expense waivers and/or reimbursements may be terminated at any time without notice.

D. ADMINISTRATION AGREEMENT. On September 1, 2001, the Fund's Board of Directors engaged Citco Mutual Fund Services, Inc. ("CMFS") as transfer and dividend disbursing agent, fund accounting agent and administrator to the Fund under a written agreement with the Fund of same date. Citco-Quaker Holdings ("CQH") owns 100% of CMFS' stock and is a controlling shareholder of PSIA, the Fund's Master Investment Advisor. CQH also owns 38% of PSIA. Accordingly, CMFS and PSIA are affiliated parties. The services include the administration of the Fund's business affairs, dividend disbursing agent, preparation of certain Fund records and documents, record keeping and accounting services. For its services to the Fund, CMFS is paid a fee based on the aggregate assets of both the Portfolios, on a declining scale as follows: 0.40% annually of average daily net assets on the first $100 million in Fund assets, 0.30% annually of average daily net assets above $100 million and up to $200 million in Fund assets, 0.25% annually of average daily net assets above $200 million and up to $300 million in Fund assets, 0.20% annually of average daily net assets above $300 million and up to $500 million in Fund assets, and 0.15% annually of average daily net assets above $500 million in Fund assets.

E. DISTRIBUTION AGREEMENT. On July 27, 2005, the Fund's Board of Directors engaged Citco Mutual Fund Distributors, Inc. ("CMFD") as underwriter to the Fund under a written agreement with the Fund of the same date. CMFS, an affiliated party of PSIA, owns 100% of CMFD. Accordingly, CMFD and PSIA are affiliated parties. For its services to the Fund, CMFD received $3,400 in underwriter concessions from the sale of Class A shares for the fiscal year ended October 31, 2006. Under the terms of the agreement, CMFD also receives a 1.00% contingent deferred sales charge ("CDSC") from certain redemptions of the Funds' Class C shares. For the fiscal year ended October 31, 2006 no CDSC fees were collected by CMFD.

THE PENN STREET FUND, INC.
NOTES TO FINANCIAL STATEMENTS (Continued)
October 31, 2006
--------------------------------------------------------------------------------

5. DISTRIBUTION PLANS

CMFD serves as each Portfolio's principal distributor pursuant to a Distribution Agreement.

Class A--The Class A shares of each Portfolio have adopted a Rule 12b-1 Distribution Plan (the "Class A Plan") pursuant to Rule 12b-1 under the 1940 Act. The Class A Plan provides that each Portfolio may make monthly payments at a maximum rate of 0.25% per annum of the average daily assets of each Portfolio's Class A shares for providing distribution and/or shareholder services. These services can include, but are not limited to promotion of the sale of each Portfolio's shares, preparation of advertising and promotional materials, payment of compensation to persons who have been instrumental in the sale of Portfolio shares, and for other services and materials, including the cost of printing Fund prospectuses, reports and advertising material provided to investors, payments to entities that provide personal service and account maintenance to accounts that hold shares of the respective Portfolios and to defray overhead expense of the Distributor incurred in connection with the promotion and sale of Fund shares.

Class C--The Class C shares of each Portfolio have adopted a Rule 12b-1 Distribution Plan (the "Class C Plan") pursuant to Rule 12b-1 under the 1940 Act. The Class C Plan provides that each portfolio may make monthly payments at a maximum rate of 0.75% per annum of the average daily assets of each Portfolio's Class C shares for providing distribution and/or shareholder services. These services can include, but are not limited to promotion of the sale of each Portfolio's shares, preparation of advertising and promotional materials, payment of compensation to persons who have been instrumental in the sale of Portfolio shares, and for other services and materials, including the cost of printing Fund prospectuses, reports and advertising material provided to investors, payments to entities that provide personal service and account maintenance to accounts that hold shares of the respective Portfolios and to defray overhead expense of the Distributor incurred in connection with the promotion and sale of Fund shares.

The Class C Plan also provides that each Portfolio will compensate the Distributor with a servicing fee at the rate of 0.25% per annum of the average net assets of each Portfolio's Class C shares. The servicing fee shall be used to pay, among other things, assisting in establishing and maintaining customer accounts and records, assisting with purchases and redemption requests, arranging for bank wires, monitoring dividend payments from the Fund on behalf of customers, furnishing personal services and maintaining shareholder accounts, facilitating certain shareholder communications from the Fund to the customers, receiving and answering correspondence and aiding in maintaining the investment of the Fund's Class C shareholders.

During the fiscal year ended October 31, 2006, the Distributor received Class A Plan payments of $38,136 and $5,111 by the Sector Rotational Portfolio and the Select Equity Portfolio, respectively.

During the fiscal year ended October 31, 2006, the Distributor received Class C Plan payments of $1,008 and $11 by the Sector Rotational Portfolio and the Select Equity Portfolio, respectively.

6. TAX MATTERS

Net investment income (loss) and net realized gains (losses) may differ for financial statement and federal income tax purposes primarily due to investments, which may have a different basis for financial statement and federal income tax purposes. The character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the year that each Portfolio recorded the income or realized gains.

THE PENN STREET FUND, INC.
NOTES TO FINANCIAL STATEMENTS (Continued)
OCTOBER 31, 2006
--------------------------------------------------------------------------------

The tax character of dividends and distributions during the fiscal years ending October 31, 2006 and 2005 were as follows:

                                        Ordinary          Long-Term           Total
                                         Income         Capital Gains     Distributions
                                     ---------------   ---------------   ---------------
Sector Rotational Portfolio   2006   $       266,188   $       481,685   $       747,873
                              2005                --           267,274           267,274
Select Equity Portfolio       2006   $        74,674   $         4,967   $        79,641
                              2005             8,535            92,170           100,705

The primary difference between book basis and tax basis, if any, is the treatment of short-term capital gain distributions as ordinary income distributions for federal income tax purposes.

The following information is based upon the federal income tax cost of investment securities as of October 31, 2006:

                                                     Gross             Gross        Net Unrealized
                                                  Unrealized        Unrealized       Appreciation
                                 Tax Cost        Appreciation      Depreciation     (Depreciation)
                              ---------------   ---------------   ---------------   ---------------
Sector Rotational Portfolio   $    13,667,191   $     1,995,318   $       157,684   $     1,837,634
Select Equity Portfolio             2,096,525           332,630            17,382           315,248

The undistributed ordinary income, capital gains and carryforward losses shown above differ from the corresponding accumulated net investment income and accumulated net realized gain (loss) figures reported in the statements of assets and liabilities due to differing book/tax treatment of short-term capital gains, and certain temporary book/tax differences such as the deferral of realized losses on wash sales.

The tax character of distributable earnings at October 31, 2006 was as follows:

                                                 Undistributed                           Total
                                Unrealized         Ordinary        Undistributed     Distributable
                               Appreciation         Income         Capital Gains       Earnings
                              ---------------   ---------------   ---------------   ---------------
Sector Rotational Portfolio   $     1,837,634   $            --   $       859,796   $     2,697,430
Select Equity Portfolio               315,248            76,185                --           391,433

The difference between book basis and tax basis unrealized appreciation (depreciation) is attributable to the tax deferral of losses on wash sales.

As of October 31, 2006, the Portfolios had no capital loss carryforwards for Federal income tax purposes.

THE PENN STREET FUND, INC.
NOTES TO FINANCIAL STATEMENTS (Continued)
October 31, 2006
--------------------------------------------------------------------------------

7. RECLASSIFICATIONS OF CAPITAL ACCOUNTS

In accordance with accounting pronouncements, Sector Rotational Portfolio has recorded a reclassification in the capital accounts. These reclassifications have no impact on the net asset value of the Portfolios and are designed generally to present undistributed income and realized gains on a tax basis which is considered to be more informative to shareholders. As of October 31, 2006, the Sector Rotational Portfolio has reclassified $29,826 from accumulated net investment loss to paid-in capital.

8. FUND SHARE TRANSACTIONS

At October 31, 2006, there were 1,000,000,000 shares of beneficial interest with a $0.01 par value, authorized. The following table summarizes the activity in shares of each Portfolio:

                                                                      Sector Rotational Portfolio
                                                          ------------------------------------------------
                                                                 Class A                     Class C
                                                          ----------------------       -------------------
                                                           Shares       Value          Shares       Value
                                                         --------    -----------       ------      -------
For the Fiscal Year Ended October 31, 2006:
  Sold                                                    417,445    $ 7,227,110       5,491       $94,500
  Reinvested                                               37,428        616,074         183         3,005
  Redeemed                                               (234,990)    (3,980,810)         --            --
                                                         --------    -----------       -----       -------
                                                          219,883    $ 3,862,374       5,674       $97,505
                                                         ========    ===========       =====       =======
For the Fiscal Year Ended October 31, 2005:
  Sold                                                    315,315    $ 5,144,442       2,295       $39,078
  Reinvested                                               16,746        267,270          --*            4
  Redeemed                                               (115,797)    (1,940,254)         --            --
                                                         --------    -----------       -----       -------
                                                          216,264    $ 3,471,458       2,295       $39,082
                                                         ========    ===========       =====       =======

                                                                        Select Equity Portfolio
                                                          ------------------------------------------------
                                                                 Class A                     Class C
                                                          ----------------------       -------------------
                                                           Shares        Value         Shares        Value
                                                          -------     ----------       ------       ------
For the Fiscal Year Ended October 31, 2006:
  Sold                                                     65,857     $  814,888           --       $   --
  Reinvested                                                6,914         79,588            5           53
  Redeemed                                                (24,093)      (299,203)          --           --
                                                         --------     ----------        -----       ------
                                                           48,678     $  595,273            5       $   53
                                                         ========     ==========        =====       ======
For the Fiscal Year Ended October 31, 2005:
  Sold                                                     51,990     $  578,210           --       $   --
  Reinvested                                                6,936         75,325            9           95
  Redeemed                                                (13,381)      (147,874)          --           --
                                                         --------     ----------        -----       ------
                                                           45,545     $  505,661            9       $   95
                                                         ========     ==========        =====       ======

*Less than 1 share reinvested (0.262)

THE PENN STREET FUND, INC.
NOTES TO FINANCIAL STATEMENTS (Continued)
October 31, 2006
--------------------------------------------------------------------------------

9. OTHER TRANSACTIONS WITH AFFILIATES

Certain officers and directors of the Fund are also officers and/or directors of CMFS, the Fund's administrator, PSIA, the Fund's Master Investment Advisor, and the Distributor.

10. SUBSQUENT EVENTS

The Board of the Fund has approved a reorganization of the Sector Rotational Portfolio (the "Portfolio") into the MFS Sector Rotational Fund, a newly-created series of MFS Series Trust XII. Shareholders of the Portfolio of record November 16, 2006 are expected to meet on December 22, 2006 to consider approval of the proposed reorganization. If it is approved, it is expected that the reorganization will take place during the first week of 2007.

11. CONTROL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a Fund creates presumption of control of the Fund under
Section 2(a) 9 of the Investment Company Act of 1940. As of October 31, 2006, Harley Co., for the benefit of its customers, owned approximately 31% of the fund.

12. NEW ACCOUNTING PRONOUNCEMENTS

FASB Interpretation 48

In June 2006, the Financial Accounting Standards Board (FASB) issued FASB Interpretation 48 (FIN 48), "Accounting for Uncertainty in Income Taxes." This standard defines the threshold for recognizing the benefits of tax-return positions in the financial statements as "more-likely-than-not" to be sustained by the taxing authority and requires measurement of a tax position meeting the more-likely-than-not criterion, based on the largest benefit that is more than 50 percent likely to be realized. FIN 48 is effective as of the beginning of the first fiscal year beginning after December 15, 2006 (January 1, 2007 for calendar-year companies), with early application permitted if no interim financial statements have been issued. At adoption, companies must adjust their financial statements to reflect only those tax positions that are more-likely-than-not to be sustained as of the adoption date. As of October 31, 2006, the Fund has not evaluated the impact that will result from adopting FIN 48.

FASB Interpretation 157

In September 2006, the FASB issued Statement on Financial Accounting Standards
(SFAS) No. 157, "Fair Value Measurements." This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. The changes to current accounting principles generally accepted in the United States of America from the application of this Statement relate to the definition of fair value, the methods used to measure fair value, and the expanded disclosures about fair value measurements. As of September 30, 2006, the Fund does not believe the adoption of SFAS No. 157 will impact the financial statement amounts; however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements on changes in net assets for the period.

             REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Directors of The Penn Street Fund, Inc.
and the Shareholders of Penn Street Sector Rotational Portfolio and Berkshire Advisors Select Equity Portfolio

We have audited the accompanying statements of assets and liabilities of Penn Street Sector Rotational Portfolio and Berkshire Advisors Select Equity Portfolio, each a series of shares of The Penn Street Fund, Inc., including the schedules of investments, as of October 31, 2006, and the related statements of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years or periods in the five year period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 2006 by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Penn Street Sector Rotational Portfolio and Berkshire Advisors Select Equity Portfolio as of October 31, 2006, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for each of the five years or periods in the five year period then ended, in conformity with accounting principles generally accepted in the United States of America.


                                        /s/ Briggs, Bunting & Dougherty, LLP

                                        BRIGGS, BUNTING & DOUGHERTY, LLP

Philadelphia, Pennsylvania
November 30, 2006

THE PENN STREET FUND, INC.
DIRECTORS AND OFFICERS (UNAUDITED)
OCTOBER 31, 2006
--------------------------------------------------------------------------------

The directors and officers of the Fund are listed below. Directors and officers serve an indefinite term of office.

                       Position(s)    Term of Office                                  Number of          Other
Name, Address &         Held with      & Length of       Principal Occupation(s)     Portfolios      Directorships
Date of Birth           the Fund       Time Served         During Past 5 Years        Overseen            Held
---------------------------------------------------------------------------------------------------------------------
John A. Lukan          Interested    Mr. Lukan has     Vice President of Valley        Two            None
83 General Warren      Director,     been a Director   Forge Capital Advisors,
 Blvd., Suite 200      Chairman      since April       Inc., since January 1,
Malvern, PA 19355                    2003.             2006. Previously, President
Age 43 (1)                                             & CEO of CMFS, the
                                                       Distributor and PSIA
                                                       (June 1, 2003 until
                                                       August 2, 2005); also
                                                       President & CEO of
                                                       Quaker Securities, Inc.,
                                                       formerly a broker/dealer
                                                       firm (from May 1999 until
                                                       August 2, 2005); Managing
                                                       Director, Citco Curacao,
                                                       from November 1993 to May
                                                       1999. BSc from St. Mary's
                                                       University in 1985. MBA,
                                                       St. Mary's University in
                                                       1987. Canadian Chartered
                                                       Accountant, 1991. Char-
                                                       tered Financial Analyst,
                                                       1999.
---------------------------------------------------------------------------------------------------------------------
James R. Brinton       Independent   Mr. Brinton has   Principal and Senior            Two        Independent Trustee
83 General Warren      Director      been a Director   Insurance Broker for                       of The Quaker
 Blvd., Suite 200                    since May 2002.   Robert J. McAllister                       Investment Trust,
Malvern, PA 19355                                      Agency, Inc., 123 West                     an open-end
Age 52                                                 Lancaster Avenue,                          management
                                                       Wayne, PA 19087, a                         investment company.
                                                       commercial insurance
                                                       brokerage firm, since
                                                       1979. BA in business from
                                                       Marietta College;
                                                       licensed as a property and
                                                       casualty broker and life,
                                                       accident and health agent.
---------------------------------------------------------------------------------------------------------------------

(1) Mr. Lukan is considered an "interested person" of the Fund because until August 2, 2005, he was an executive officer and director of Citco Mutual Fund Services, Inc., the Fund's Administrator, Penn Street Investment Advisors, Inc., the Fund's Master Investment Advisor, and Citco Mutual Fund Distributors, Inc., the Fund's Principal Underwriter (the "Citco Mutual Group"). Mr. Lukan was also an executive officer of Quaker Securities, Inc., a broker/dealer firm that shares common ownership and directorships with the Citco Mutual Group. Since January 1, 2006, Mr. Lukan is a principal with Valley Forge Capital Advisors, Inc., the sub-advisor to the Sector Rotational Portfolio.

THE PENN STREET FUND, INC.
DIRECTORS AND OFFICERS (Unaudited)
October 31, 2006 (Continued)
--------------------------------------------------------------------------------

                       Position(s)    Term of Office                                  Number of          Other
Name, Address &         Held with      & Length of       Principal Occupation(s)     Portfolios      Directorships
Date of Birth           the Fund       Time Served         During Past 5 Years        Overseen            Held
---------------------------------------------------------------------------------------------------------------------
Richard W. Stevens     Independent   Mr. Stevens has   Chief Executive Officer,        Two        Mill Creek Capital
83 General Warren      Director      been a Director   Mill Creek Capital                         Advisors, LLC.
 Blvd., Suite 200                    since May 2002.   Advisors, LLC since
Malvern, PA 19355                                      April 2006. Principal
Age 49                                                 with Hirtle Callaghan &
                                                       & Co., an investment
                                                       advisory firm, from
                                                       January 2002 to April 2006.
                                                       Principal with the Vanguard
                                                       Group, High Net Worth
                                                       Services Group, from 1995
                                                       to 2001. Partner with
                                                       Price Water-house and had
                                                       his own law practice. B.A.
                                                       in economics from Lafayette
                                                       College, Juris Doctorate
                                                       from Rutgers University
                                                       School of Law, and L.L.M.
                                                       (Masters in Taxation) from
                                                       Villanova School of Law.
---------------------------------------------------------------------------------------------------------------------
C. Garrett Williams    Independent   Mr. Williams      Chief Marketing Officer,        Two            None
83 General Warren      Director      has been a        DG Capital Management,
 Blvd., Suite 200                    Director since    Inc., Boston, MA, an
Malvern, PA 19355                    May 2002.         investment advisory
Age 53                                                 firm, since 2001.
                                                       Senior Vice President-
                                                       Client Services, Fidelity
                                                       Management Trust Company,
                                                       Boston, MA, from 1997 to
                                                       2001. Over 25 years
                                                       investment industry
                                                       experience. BA degree in
                                                       Economics from Gettysburg
                                                       College, Gettysburg, PA.
---------------------------------------------------------------------------------------------------------------------

THE PENN STREET FUND, INC.
DIRECTORS AND OFFICERS (Unaudited)
October 31, 2006 (Continued)
--------------------------------------------------------------------------------

                       Position(s)    Term of Office                                  Number of          Other
Name, Address &         Held with      & Length of       Principal Occupation(s)     Portfolios      Directorships
Date of Birth            the Fund      Time Served         During Past 5 Years        Overseen            Held
---------------------------------------------------------------------------------------------------------------------
Edmund B. Pyle, III,   Independent   Mr. Pyle has      Partner in the law firm of        Two              None
Esq.                   Director      been a Director   Pyle and Mocha since
83 General Warren                    since May 2002.   January 1989. Temple
 Blvd., Suite 200                                      University School of Law,
Malvern, PA 19355                                      Juris Doctorate, 1986.
Age 66                                                 Rensselaer Polytechnic
                                                       Institute, completed PhD
                                                       coursework, 1969.
                                                       University of Arizona, MS
                                                       in mechanical engineering,
                                                       1964. Worcester Polytechnic
                                                       Institute, BS in mechanical
                                                       engineering, 1962.
---------------------------------------------------------------------------------------------------------------------
John G. Roman          President     Mr. Roman has     President of Quaker Funds,        Two              None
83 General Warren                    served as         Inc. since March 1, 2006.
 Blvd., Suite 200                    President of      Director, President and
Malvern, PA 19355                    the Fund since    CEO of PSIA (since March 2,
Age 53                               September 13,     2005); prior  thereto,
                                     2005.             Manager, Wealth Management
                                                       Division, The Bryn Mawr
                                                       Trust Company (2001-2004);
                                                       President, Merrill Lynch
                                                       Trust Division (1989-2001).
---------------------------------------------------------------------------------------------------------------------
Paul Giorgio           Treasurer     Mr. Giorgio       Chief Financial Officer,          Two              None
83 General Warren      and Chief     has served as     CMFS since May 2001.
 Blvd., Suite 200      Accounting    Treasurer to      Formerly, Chief Financial
Malvern, PA 19355      Officer       the Fund since    Officer, Quaker Securities,
Age 42                               May 2002.         Inc., from 2000-2001.
                                                       Chief Financial Officer,
                                                       Declaration Service
                                                       Company, from 1997 to 2001.
---------------------------------------------------------------------------------------------------------------------
George M. Chamberlain, Secretary     Mr. Chamberlain   General Counsel to CMFS,          Two              None
Jr., Esq.                            has served as     since November 2004. Prior
83 General Warren                    Secretary since   thereto, Major Gifts
 Blvd., Suite 200                    December 2004.    Officer, Alzheimer's
Malvern, PA 19355                                      Association of Delaware
Age 59                                                 Valley; and General
                                                       Counsel, Investor Force,
                                                       Inc. (2000-2003).
---------------------------------------------------------------------------------------------------------------------

THE PENN STREET FUND, INC.
OTHER MATTERS
October 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

Board Considerations in Selecting the Investment Advisor and the Sub-Advisors.

Background: PSIA serves as the Master Investment Advisor to each Portfolio under a "manager of managers" arrangement. The Board of Directors originally approved such arrangement in 2001. Under the current Master Investment Advisory Agreement dated December 15, 2005, PSIA is authorized to engage persons, subject to Board and shareholder approval, to serve the Portfolios as sub-advisers. Valley Forge Capital currently serves as the sub-adviser to the Sector Rotational Portfolio and Berkshire Advisors currently serves as the sub-adviser to the Select Equity Portfolio, each pursuant to Sub-Advisory Agreements dated December 15, 2005 (each, a "Sub-Advisory Agreement" and collectively, the "Sub-Advisory Agreements").

Recent Board Approvals: At a regular meeting of the Board of Directors held on June 21, 2006, the Board of Directors of the Fund approved the renewal of the Master Investment Advisory Agreement and each Sub-Advisory Agreement for an additional one-year period commencing July 1, 2006. The June 21, 2006 regular meeting of the Board of Directors was called, in part, to act upon such investment advisory agreements. These approvals by the Fund's Board of Directors were unanimous, and therefore included a majority of those directors who are not "interested persons" of the Fund (as that term is defined in the 1940 Act), and a majority of the entire Board.

Prior to the meeting, the Board received certain materials from PSIA and the Fund. The materials included: (i) a memorandum prepared by independent counsel setting forth the Board's fiduciary duties, responsibilities and the factors they should consider in their evaluation of the renewal of the Master Investment Advisory Agreement and each Sub-Advisory Agreement; (ii) a memorandum provided by the Fund describing the history of PSIA, Valley Forge Capital and Berkshire Advisors, summarizing the services provided by each entity, and describing the capabilities, resources and personnel utilized by each entity in servicing the Portfolios; and (iii) performance information comparing each Portfolio to a relevant benchmark index.

The Board of Directors decided to renew the Master Investment Advisory Agreement and each Sub-Advisory Agreement based upon their review of: (i) the nature, extent and quality of the services provided; (ii) the performance of each Portfolio; and (iii) the costs of the services provided and the profitability of each entity from its relationship with the Portfolios. It was noted that during the Board's consideration of the factors listed above, different directors gave different weight to different items. In general, the directors considered it to be significant that renewing the current investment advisory arrangements would assure a continuity of relationships to service the Portfolios because of PSIA's, Valley Forge Capital's and Berkshire Advisor's familiarity with the Portfolios, their investment objectives and policies, portfolio composition, and the Fund's policies regarding matters such as compliance issues, the Fund's code of ethics, brokerage allocation, record-keeping systems, and other operational issues.

Nature, Extent and Quality of the Services: The directors considered the terms and conditions of the Master Investment Advisory Agreement and each Sub-Advisory Agreement, including the provisions for fees. With respect to the quality of the services provided, the Board expressed its pleasure at the quality of the services provided to date, and noted that the continued presence of CQH as a significant owner of PSIA, and the direct involvement of Messrs. Mara and Roman, were positive factors in deciding to approve the Master Investment Advisory Agreement. With respect to the Sub-Advisory Agreement with Valley Forge Capital, the Board noted that the direct involvement of Mr. Mara was a positive factor in deciding to approve the Sub-Advisory Agreement. The Board, in its deliberations, noted that Mr. Mara, President of Valley Forge Capital, had been a long-standing portfolio manager for the Sector Rotational Portfolio, had performed well, and wished to continue to provide services to the Portfolio as the sub-adviser. The Board also noted with approval that PSIA was recommending that each of Valley Forge Capital and Berkshire Advisors be retained as sub-adviser to their respective Portfolio.

THE PENN STREET FUND, INC.
OTHER MATTERS (Continued)
October 31, 2006 (Unaudited)
--------------------------------------------------------------------------------

Performance: With respect to performance, the directors noted the continued above-average performance of the Sector Rotational Portfolio, as compared to its benchmark and its peer group. The Board was cognizant of the advantages of maintaining a continuity of investment expertise for the Sector Rotational Portfolio. With respect to the performance of the Select Equity Portfolio, the directors noted that during the recent quarter it was posting impressive performance in comparison to the S&P.

Fees and Expenses: The directors stated that the fees and expenses of the Portfolios were deemed to be fair and reasonable based on the information provided with respect to other funds in the industry. The directors noted favorably that PSIA, Valley Forge Capital and Berkshire Advisors had each committed to continue the current voluntary expense limitation agreements and that such commitment was deemed to be an extremely important factor in the Board's decision to approve each agreement.

The directors also reviewed and discussed the profitability of the investment adviser, and the historical relationship between the Fund and PSIA, including the benefits each party received from such long-term relationship. The directors noted the fact that PSIA was affiliated with the Fund's administrator and principal underwriter. They also noted that these affiliates received compensation from the relationship such as fees as administrator and fees under the distribution (12b-1) plans. The Board noted that PSIA's exclusive function was to serve as investment adviser to the Fund's Portfolios, so other than the fees received for such services, there were no other fall-out benefits or ancillary benefits that would accrue to other PSIA clients. Because PSIA served as a manager of managers, there was no concern about soft dollar arrangements or interested party transactions between the Portfolios and PSIA. They also noted that the investment advisory fees received to date had been minimal and subject to the voluntary expense limitation agreement.

The directors also reviewed and discussed the profitability of Valley Forge Capital and Berkshire Advisors. The Board reviewed the finances of Valley Forge Capital, its management structure and Board composition, and determined that Valley Forge Capital was likely to have the resources to enable it to effectively serve as sub-adviser to the Sector Rotational Portfolio. With respect to Berkshire Advisors, the directors noted that the sub-advisory fees, net of waivers, that were received by Berkshire Advisors during the prior fiscal year, were minimal. The directors also noted the fact that Mr. Kemmerer, the Portfolio Manager of the Select Equity Fund and the controlling person of Berkshire Advisors, was affiliated with Purshe Kaplan Sterling Investments, Inc. ("PKS"), a broker-dealer that engaged in certain portfolio transactions on behalf of the Select Equity Fund. They also noted that this affiliated entity, PKS, received compensation from the relationship. However, Mr. Kemmerer had represented that he had received no compensation from PKS with respect to any portfolio transactions on behalf of the Select Equity Portfolio. Based upon the information provided to the Board, it was decided that Berkshire Advisors was likely to have the resources to enable it to effectively serve as sub-adviser to the Select Equity Portfolio.

THE PENN STREET FUND, INC.
OTHER MATTERS (Continued)
October 31, 2006 (Unaudited)
--------------------------------------------------------------------------------

Economies of Scale and Other Fund Comparisons: In their deliberations, the directors did not consider the extent to which economies of scale would be realized as a Portfolio grows, nor did they rely upon comparisons of the services to be rendered and the amounts to be paid under the contract with those under other investment advisory contracts, such as contracts of the same and other investment advisers with other registered investment companies or other types of clients (e.g., pension funds and other institutional investors). These factors were considered not to be relevant in this situation where the directors were trying to renew existing agreements on the same terms and conditions. Such factors would be relevant to considering and approving new investment advisory agreements with other investment advisory entities. In addition, the Fund's two Portfolios were the only clients of PSIA, and neither Valley Forge Capital nor Berkshire Investments currently served as an investment adviser or sub-adviser to other registered investment Fund clients.

THE PENN STREET FUND, INC.
ADDITIONAL INFORMATION
October 31, 2006 (Unaudited)
--------------------------------------------------------------------------------

Proxy Voting Policies and Procedures

The Company has adopted Portfolio Proxy Voting Policies and Procedures under which the Portfolio's vote proxies related to securities ("portfolio proxies") held by the Portfolios. A description of the Company's Portfolio Proxy Voting Policies and Procedures is available (i) without charge, upon request, by calling the Company toll-free at 866-207-5175 and (ii) on the SEC's website at www.sec.gov. In addition, the fund is required to file Form N-PX, with its complete voting record for the 12 months ended June 30th, no later than August 31st of each year. The Company's Form N-PX is available (i) without charge, upon request, by calling the Company toll-free at 866-207-5175 and (ii) on the SEC's website at www.sec.gov.

N-Q Filing

The SEC has adopted the requirement that all Funds file a complete schedule of investments with the SEC for their first and third fiscal quarters on Form N-Q for fiscal quarters ending after July 9, 2004. For the Penn Street Fund this would be for the fiscal quarters ending January 31 and July 31. The Form N-Q filing must be made within 60 days of the end of the quarter. The Penn Street Fund's Forms N-Q are available on the SEC's website at http://sec.gov, or they may be reviewed and copied at the SEC's Public Reference Room in Washington, DC (call 1-800-732-0330 for information on the operation of the Public Reference
Room).

Tax Information

We are required to advise you within 60 days of the Fund's fiscal year end regarding the federal tax status of certain distributions received by shareholders during such fiscal year. The information below is provided for the fiscal year ended October 31, 2006.

During the fiscal year ended October 31, 2006, the following Portfolios paid distributions derived from long-term capital gains, and hereby designate as capital gain dividends pursuant to Internal Revenue Code Section 852(b)(3)(c) the following amounts:

Portfolios                          Long-Term Capital Gains      Per Share
---------------------------         ------------------------     ---------
Sector Rotational Portfolio                $480,933              $0.696533
Select Equity Portfolio                       4,967               0.035348

Individual shareholders are eligible for reduced tax rates on qualified dividend income. During the fiscal year ended October 31, 2006, the percentage of total ordinary income dividends qualifying for the 15% dividend tax rate is 45% and 35%, respectively, for the Sector Rotational and Select Equity Portfolios.

Corporate shareholders may exclude from regular income a portion of qualifying dividends. During the fiscal year ended October 31, 2006, the percentage of total ordinary income dividends qualifying for the corporate dividends received deduction is 46% and 36%, respectively, for the Sector Rotational and Select Equity Portfolios.

Dividends and distributions received by retirement plans such as IRAs, Keogh-type plans and 403(b) plans need not be reported as taxable income. However, many retirement plan trusts may need this information for their annual information reporting.

Since the information above is reported for the Fund's fiscal year and not calendar year, shareholders should refer to their Form 1099-DIV or other tax information which will be mailed in January 2007 to determine the calendar year amounts to be included on their 2006 tax returns. Shareholders should consult their own tax advisors.

THE PENN STREET FUND, INC.
SHAREHOLDER MEETING INFORMATION
October 31, 2006 (Unaudited)
--------------------------------------------------------------------------------

A Special Meeting of Shareholders (the "Special Meeting") of the Sector Rotational Portfolio and the Select Equity Portfolio was held on December 15, 2005, pursuant to notice duly given to all shareholders of record at the close of business on October 31, 2005. On the record date there were 662,928.320 shares outstanding in the Sector Rotational Portfolio and 136, 189.823 shares outstanding in the Select Equity Portfolio. At the Special Meeting, shareholders of each Portfolio were asked to approve a new Master Investment Advisory Agreement between the Company, on behalf of each Portfolio, and PSIA. In addition, the shareholders of the Sector Rotational Portfolio were asked to approve a new Sub-Advisory Agreement between PSIA, Valley Forge Capital and the Company, on behalf of the Sector Rotational Portfolio, and the shareholders of the Select Equity Portfolio were asked to approve a new Sub-Advisory Agreement between PSIA, Berkshire Advisors and the Company, on behalf of the Select Equity Portfolio. The results of the shareholder vote were as follows.

1. With respect to the approval of the new Master Investment Advisory Agreement between the Company, on behalf of each Portfolio, and PSIA:

                                     FOR             AGAINST                         Broker
       Name of Series          the Resolution    the Resolution      ABSTAIN        NON-VOTES       TOTAL
-------------------------------------------------------------------------------------------------------------
Sector Rotational Portfolio        354,232             0               183             0           354,415
Select Equity Portfolio             86,568             0             1,384             0            87,952

2. With respect to the approval of the new Sub-Advisory Agreement between PSIA, Valley Forge Capital and the Company, on behalf of the Sector Rotational
Portfolio:

                                     FOR            AGAINST                         Broker
       Name of Series          the Resolution   the Resolution      ABSTAIN        NON-VOTES       TOTAL
-------------------------------------------------------------------------------------------------------------
Sector Rotational Portfolio        354,232             0              183              0           354,415

3. With respect to the approval of the new Sub-Advisory Agreement between PSIA, Berkshire Advisors and the Company, on behalf of the Select Equity Portfolio:

                                     FOR            AGAINST                         Broker
       Name of Series          the Resolution   the Resolution      ABSTAIN        NON-VOTES       TOTAL
-------------------------------------------------------------------------------------------------------------
Select Equity Portfolio            86,568              0             1,384             0           87,952

Item 2. Code of Ethics.

Code of Ethics -The Registrant's Code of Ethics is attached hereto as an exhibit. As of the end of the period covered by this report, the Registrant has adopted a code of ethics that applies to its principal executive officer, principal financial officer, principal accounting officer or persons performing similar functions. No waivers from a provision of the Code were granted during the period covered by this report.

Item 3. Audit Committee Financial Expert.

The Registrant's Board of Directors currently has determined that the Registrant does not have an audit committee financial expert serving on its Audit Committee. The Board of Directors based its determination on the following factors:

      1. The Registrant's assets are relatively small in size (with aggregate net assets of less than $15 million), which reduces the complexity of the Registrant's financial operations and has, to date, permitted the Registrant's independent auditor to perform a complete substantive audit of the Registrant's financial statements.

      2. While the Board currently has determined that none of the Audit Committee members may qualify as an audit committee financial expert, the Directors are very familiar with the Registrant, its financial condition, operations and internal controls. In addition, many of the Directors have significant experience preparing, auditing, analyzing or evaluating financial statements similar to the Registrant's financial statements. For example, one of the Directors is a Canadian Chartered Accountant and a Chartered Financial Analyst. Another Director was a partner in an accounting firm and has an LL.M. (Masters in Taxation).

Item 4. Principal Accountant Fees and Services.

(a) Audit Fees. The aggregate audit fees billed to the Penn Street Fund, Inc. for the last two fiscal years by the principal accountant were $15,000 in 2006 and $20,000 in 2005.

(b) Audit-Related Fees. The aggregate audit related fees billed, other than those noted under "Audit Fees" Disclosure, billed to the Penn Street Fund for the last two fiscal years by the principal accountant were $7,500 in 2006 and $0 in 2005 related Form N-17f-2.

(c) Tax Fees. The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance were $3,000 in 2006 and $7,500 in 2005, respectively.

(d) All Other Fees. The aggregate fees billed in each of the last two fiscal years for products and services provided by the registrant's principal accountant, other than the services reported in paragraphs (a) through (c) of this Item were $ 0 and $ 0, respectively.

(e)(1) The audit committee does not have pre-approved policies and procedures. Instead, the audit committee or sub-audit committee approves on a case-by-case basis each audit or non-audit service before the accountant is engaged by the registrant.

(e)(2) There were no services described in each of paragraphs (b) through (d) of this item that were approved by the audit committee pursuant to paragraph
(c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) Not applicable. The percentage of hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant's full-time, permanent employees was [zero percent (0%)].

(g) All non-audit fees billed by the registrant's accountant for services rendered to the Fund for the last two fiscal years are disclosed in (b)-(d) above. There were no audit or non-audit services performed by the registrant's accountant for the registrant's adviser.

(h) Not applicable.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Schedule of Investments.

Included in Annual Report to Shareholders filed under Item 1 of this form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11. Controls and Procedures.

(a) Based on their evaluation of registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the 1940 Act (17 CFR 270.30a-3(c)), as of a date within 90 days of the filing date of the report, the registrant's principal executive officer and principal financial officer found registrant's disclosure controls and procedures to be appropriately designed to ensure that information required to be disclosed by registrant in the reports that it files under the Securities Exchange Act of 1934 (i) is accumulated and communicated to registrant's management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and
(ii) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

(b) There has been no change in registrant's internal control that occurred during the reporting period that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)(1) Code of Ethics for Principal Executive and Senior Financial Officers is incorporated by reference to Exhibit 12(a)(1) of the registrant's Form N-CSR filed on January 9, 2006 (Accession Number 0001144204-06-000987).

(a)(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 is attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Penn Street Funds, Inc.


By (Signature and Title)*           /s/ John G. Roman
                                    --------------------------------------------
                                    John G. Roman, President

Date: January 8, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*           /s/ John G. Roman
                                    --------------------------------------------
                                    John G. Roman, President

Date: January 8, 2007


By (Signature and Title)*           /s/ Paul Giorgio
                                    --------------------------------------------
                                    Paul Giorgio, Treasurer

Date: January 8, 2007

o Print the name and title of each signing officer under his or her signature.